CASH AND CASH EQUIVALENTS AND NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Cash and Cash Equivalents by Denomination (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Currency [Line Items]
Cash and cash equivalents	€ 1,467,711	€ 1,742,214	€ 1,121,981	€ 1,388,901
Euro
Currency [Line Items]
Cash and cash equivalents	1,327,092	1,535,630
U.S. Dollar
Currency [Line Items]
Cash and cash equivalents	75,125	107,871
Chinese Yuan
Currency [Line Items]
Cash and cash equivalents	24,013	62,525
Pound Sterling
Currency [Line Items]
Cash and cash equivalents	10,256	8,483
Other currencies
Currency [Line Items]
Cash and cash equivalents	€ 31,225	€ 27,705